Income Taxes - Income Tax Effect of Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
State tax credit carryforward, net	$ 11	$ 11
Net operating loss carryforward	0	7
Total gross deferred income tax assets	11	18
Deferred income tax liabilities:
Other	(5)	(4)
Total gross deferred income tax liabilities	(391)	(431)
Net deferred income tax liabilities	(380)	(413)
CVR Partners
Deferred income tax liabilities:
Investment in CVR Partners and CVR Refining	(59)	(55)
CVR Refining
Deferred income tax liabilities:
Investment in CVR Partners and CVR Refining	$ (327)	$ (372)